SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)																		1 Months Ended	3 Months Ended		4 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	May 08, 2025	May 08, 2025	Jan. 10, 2025	Aug. 26, 2024	Jul. 15, 2024	Dec. 31, 2023	Oct. 19, 2023	Oct. 19, 2023	May 01, 2023	Feb. 23, 2023	Dec. 31, 2022	Sep. 08, 2022	Aug. 30, 2022	Aug. 23, 2022	Nov. 30, 2021	Oct. 19, 2021	Mar. 09, 2021	Apr. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2022	Jan. 10, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023	Jun. 30, 2023	Sep. 30, 2022
Compass Digital Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000															1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock, par value						$ 0.0001															$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued						0															0			0		0	0
Preferred stock, shares outstanding						0															0			0		0	0
Temporary equity, shares outstanding																					2,481,485			110,866		2,481,485
Common stock issued and outstanding																								20.00%		20.00%
Preferred stock, shares issued						0															0					0	0
Preferred stock, shares outstanding						0															0					0	0
Common stock units issued for cash																	$ 25,000
Sale of stock																					$ 10.00			$ 10.00		$ 10.00
Warrants to puchase common stock																					6,666,667			6,666,667		6,666,667
Warrants term																					5 years			5 years		5 years
Common stock issued																	5,750,000
Warrants issued
Cash received						$ 44,046															$ 27,720			$ 721		$ 27,720	$ 44,046
Compass Digital Acquisition Corp [Member] | Warrant [Member] | Private Placement [Member]
Class of Stock [Line Items]
Additional shares															165,398	4,666,667
Sale of stock															$ 1.50	$ 1.50
Compass Digital Acquisition Corp [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed	100,000	100,000
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized						200,000,000															200,000,000			200,000,000		200,000,000	200,000,000
Common stock for the acquisition, shares						$ 0.0001															$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights																								Holders of the Class A Ordinary Shares are entitled to one vote for each share.		Holders of the Class A Ordinary Shares are entitled to one vote for each share.
Ordinary, shares, issued						5,794,628															5,681,485			3,310,866		5,681,485	5,794,628
Ordinary, shares outstanding						5,794,628															5,681,485			3,310,866		5,681,485	5,794,628
Temporary equity, shares outstanding						5,194,628															2,481,485			110,866		2,481,485	5,194,628
Common stock, shares issued						600,000															3,200,000			3,200,000		3,200,000	600,000
Common stock, shares outstanding						600,000															3,200,000			3,200,000		3,200,000	600,000
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed								4,998,734
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized						20,000,000															20,000,000			20,000,000		20,000,000	20,000,000
Common stock for the acquisition, shares						$ 0.0001	$ 0.0001	$ 0.0001													$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights																								Holders of the Class B Ordinary Shares are entitled to one vote for each share.		Holders of the Class B Ordinary Shares are entitled to one vote for each share.
Common stock, shares issued						4,710,122															2,110,122			2,110,122		2,110,122	4,710,122
Common stock, shares outstanding						4,710,122															2,110,122			2,110,122		2,110,122	4,710,122
Common stock, shares, original issued						5,750,000															5,750,000			5,750,000		5,750,000	5,750,000
Common stock, shares, forfeited issued						439,878															439,878			439,878		439,878	439,878
Conversion of stock shares issued					2,600,000		600,000
Common stock units issued, shares								749,810
Compass Digital Acquisition Corp [Member] | Common Class B [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed																								782,490		83,332	749,810
Key Mining Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						20,000,000															20,000,000			20,000,000		20,000,000	20,000,000
Preferred stock, par value						$ 0.001															$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued						0															0			0		0	0
Preferred stock, shares outstanding						0															0			0		0	0
Common stock, shares authorized						200,000,000															200,000,000			200,000,000		200,000,000	200,000,000
Common stock for the acquisition, shares						$ 0.001															$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock, voting rights																								Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote		Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote
Common stock, shares issued						77,222,388															77,222,388			89,514,388		77,222,388	77,222,388
Common stock, shares outstanding						77,222,388															77,222,388			89,514,388		77,222,388	77,222,388
Shares authorized																					220,000,000			220,000,000		220,000,000
Stock options for services, shares																											976,228		200,000
Officers and directors fees																								$ 52,500	$ 52,500	$ 52,500	$ 2,544,750
Warrants exercise price																														$ 0.45	$ 0.60
Warrants outstanding, intrinsic value																					$ 0			0		0
Stock options outstanding, intrinsic value						$ 0															0			$ 0		0	$ 0
Shares acquisitions									17,500,000					6,000,000													1,050,000
Common stock for the acquisition									$ 2,432,500					$ 1,500,000
Common stock issued						6,755,760																					6,755,760
Warrant exercise																											6,755,536
Fair value of warrants
Proceeds from warrant exercises																											2,736,000
Stock options for services																											$ 135,696		$ 38,569
Vesting rights description																										25% of the shares of common stock vest immediately, 25% vest in three months, 25% in six months and 25% vest in twelve months
Warrants issued																								6,146,166			5,850,000
Warrants issued																					$ 122,789					$ 122,789
Commission fee																											10.00%
Cash received						$ 2,736,000																					$ 2,736,000
Decrease fair value adjustment of warrants																										$ 706,852
Stock options granted, shares																											1,050,000		5,600,000
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture																													$ 1,308,319
Options granted						5,850,000					5,800,000										5,850,000	5,800,000		5,850,000		5,850,000	5,850,000	5,800,000	5,800,000
Options vested																													1,000,000
Options vested																													4,800,000
Vesting period																													2 years
Options expired																											1,000,000
Stock based compensation																											$ 56,758
Key Mining Corp [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock for the acquisition, shares						$ 0.25																					$ 0.25
Officers and directors fees																							$ 52,500
Additional shares				10,000,000		7,730,332					5,264,400		24,000,000										12,082,332
Sale of stock				$ 0.25									$ 0.25
Warrants description				one-half (1/2) of a five-year warrant (“Placement Warrants”)									one-half (1/2) of a five-year warrant (“Placement Warrants”)
Warrants to puchase common stock				1
Warrants exercise price				$ 0.45								$ 0.25	$ 0.45
Shares sold price						$ 1,706,998					$ 1,115,007												$ 2,653,557
Percentage of cash commission paid						13.00%															13.00%	13.00%
Cash commission																					$ 195,585	$ 171,093
Placement fees																					25,000	25,000
Bank escrow fee																					5,000
Payments of fees																					$ 225,585	$ 196,093
Warrants to puchase common stock, percentage			15.00%								15.00%
Warrants term			10 years								10 years										10 years	10 years	10 years			10 years		10 years				10 years
Warrants issued																		1,555,500
Warrants issued										25,446.72		35,000.04						902,700
Warrants issued																					$ 122,789					$ 122,789
Key Mining Corp [Member] | Private Placement [Member] | Officers and Director [Member]
Class of Stock [Line Items]
Officers and directors fees						$ 52,500
Key Mining Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock for the acquisition, shares						$ 0.139																					$ 0.139
Common stock units issued, shares																			7,730,000					7,730,000		7,730,332	10,000	900,000
Stock options for services, shares																			210,000					210,000	210,000	210,000	976,228
Common stock units issued for cash, shares																								4,352,000
Common stock units issued for cash																								$ 946,560
Common stock units included in to be issued																									$ 907,083
Common stock units included in to be issued, shares																									4,099,332
Common stock units issued																			$ 7,730							$ 1,706,997	$ 10
Common stock units issued to officers and directors fees																											12,600,000
Shares acquisitions																											17,500,000
Common stock for the acquisition																										2,432,500	$ 17,500
Stock options for services																			$ 210								$ 976
Key Mining Corp [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock options for services, shares						900,000					4,364,400												210,000
Additional shares													28,000,000
Common stock units issued to officers and directors fees																											11,700,000
Key Mining Corp [Member] | Common Stock [Member] | Private Placement [Member] | Officers and Director [Member]
Class of Stock [Line Items]
Stock options for services, shares						210,000
Key Mining Corp [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercise																											6,755,760
Stock exercised																											$ 3,039,990
Issuance costs																											303,990
Fair value of warrants																											706,852
Proceeds from warrant exercises																											2,736,000
Cash received from warrant																											$ 3,039,990
Key Mining Corp [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						0														0	0			0	0	0	0